Loans Receivable - Other Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable
Current	$ 5.9
Non-Current	104.1	$ 24.8
Loans receivable, net	110.0	24.8
Loans receivable
Loans Receivable
Financial assets	110.0	24.8
G Mining Ventures Term Loan
Loans Receivable
Financial assets	75.9
EMX Loan
Loans Receivable
Financial assets	$ 34.1
Skeena Convertible Debenture
Loans Receivable
Financial assets		$ 24.8